Income Tax - Schedule of Components of the Income Tax Provision (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax	$ 485,578	$ 62,406	$ 493,848	$ 262,812	$ 33,781	$ 705,839
Deferred income tax	(3,367)	(433)	(2,339)	(9,078)	(1,167)	(6,589)
Total	$ 482,211	$ 61,974	$ 491,509	$ 253,734	$ 32,614	$ 699,250